Long - Term Debt - Schedule of Long Term Debt (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Outstanding amount	$ 889,176
Less original issue discount	(3,600)	$ (3,600)
Accumulated amortization of original issue discount	941	133
Less: Deferred financing costs	(9,299)	(12,818)
Total	877,218	398,515
Less: Current portion	(64,088)	(40,000)
Non - current portion of Long-Term Debt	813,130	358,515
2022 Notes [Member]
Debt Instrument [Line Items]
2022 Notes	360,000	360,000
Less repurchase of Notes	(20,000)	0
Less original issue discount	(3,600)	(3,600)
Accumulated amortization of original issue discount	941	133
2022 Notes	337,341	356,533
Less: Current portion of 2022 Notes	(20,000)	0
DVB Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	51,063	0
Less: Current portion	(2,231)	0
Credit Agricole Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	53,069	0
Less: Current portion	(405)	0
Blue Ocean Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	23,830	0
ABN-AMRO Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	62,189	0
Less: Current portion	(129)	0
ATB Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	17,100	0
Less: Current portion	(1,628)	0
Credit Agricole Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	80,000	0
Less: Current portion	(6,000)	0
Blue Ocean Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	38,500	0
Deutsche, CIT, Entrust Credit Facility [Member] | Poseidon [Member]
Debt Instrument [Line Items]
Outstanding amount	180,500	0
Less: Current portion	(13,695)	0
Citi Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	34,800	54,800
Less: Current portion	(20,000)	(40,000)
Hayfin Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding amount	$ 8,125	$ 0